Aggressive Investors 1 Fund
Schedule of Investments (Unaudited)
1
Showing percentage of net assets as of September 30, 2022
bridgewayfunds.com
Industry Company Shares Value
.
Common Stocks - 99.92%
Communication Services - 3.89%
Liberty Media Corp.-Liberty
Formula One, Class C* 22,300 $ 1,304,550
Lumen Technologies, Inc.+ 138,100 1,005,368
Meta Platforms, Inc.,
Class A* 14,200 1,926,656
Netflix, Inc.* 3,700 871,128
5,107,702
Consumer Discretionary - 16.38%
Amazon.com, Inc.* 20,800 2,350,400
AutoNation, Inc.* 16,000 1,629,920
Booking Holdings, Inc.* 800 1,314,568
Choice Hotels
International, Inc. 13,000 1,423,760
Dick's Sporting Goods,
Inc. 5,700 596,448
Dollar Tree, Inc.* 8,200 1,116,020
Etsy, Inc.* 18,700 1,872,431
Expedia Group, Inc.* 10,700 1,002,483
H&R Block, Inc. 31,000 1,318,740
Penske Automotive Group,
Inc. 8,100 797,283
PulteGroup, Inc. 34,300 1,286,250
Tapestry, Inc. 45,000 1,279,350
Tesla, Inc.* 9,900 2,625,975
Ulta Beauty, Inc.* 4,300 1,725,117
Whirlpool Corp. 8,500 1,145,885
21,484,630
Consumer Staples - 4.26%
Albertsons Cos., Inc.,
Class A 73,600 1,829,696
BJ's Wholesale Club
Holdings, Inc.* 20,800 1,514,448
Brown-Forman Corp.,
Class B 15,000 998,550
Tyson Foods, Inc., Class A 18,800 1,239,484
5,582,178
Energy - 8.34%
APA Corp. 42,000 1,435,980
Cheniere Energy, Inc. 24,000 3,981,840
Chesapeake Energy Corp. 17,300 1,629,833
HF Sinclair Corp. 15,000 807,600
Occidental Petroleum
Corp. 21,300 1,308,885
Texas Pacific Land Corp.+ 1,000 1,777,230
10,941,368
Industry Company Shares Value
Financials - 11.89%
Ally Financial, Inc. 37,500 $ 1,043,625
Bank of Montreal 20,000 1,752,800
Blackstone, Inc. 6,400 535,680
Citigroup, Inc. 30,000 1,250,100
Everest Re Group, Ltd. 5,100 1,338,444
FactSet Research
Systems, Inc. 3,200 1,280,352
Jefferies Financial Group,
Inc. 26,000 767,000
MetLife, Inc. 21,400 1,300,692
Morningstar, Inc. 6,300 1,337,616
Royal Bank of Canada 15,000 1,350,600
Synchrony Financial 62,300 1,756,237
UBS Group AG+ 130,000 1,886,300
15,599,446
Health Care - 12.27%
Amgen, Inc. 6,000 1,352,400
Bio-Techne Corp. 4,000 1,136,000
Halozyme Therapeutics,
Inc.*+ 33,400 1,320,636
Hologic, Inc.* 29,100 1,877,532
Horizon Therapeutics PLC* 20,000 1,237,800
IDEXX Laboratories, Inc.* 4,000 1,303,200
McKesson Corp. 4,200 1,427,454
Mettler-Toledo
International, Inc.* 1,300 1,409,356
Sarepta Therapeutics, Inc.* 12,300 1,359,642
UnitedHealth Group, Inc. 4,500 2,272,680
Veeva Systems, Inc.,
Class A* 8,500 1,401,480
16,098,180
Industrials - 8.91%
Advanced Drainage
Systems, Inc. 10,800 1,343,196
Avis Budget Group, Inc.* 16,200 2,405,052
Builders FirstSource, Inc.* 23,000 1,355,160
Carlisle Cos., Inc. 5,500 1,542,255
Owens Corning 19,000 1,493,590
Rollins, Inc. 45,850 1,590,078
WillScot Mobile Mini
Holdings Corp.* 41,500 1,673,695
ZIM Integrated Shipping
Services, Ltd.+ 12,400 291,400
11,694,426
Information Technology - 25.41%
Adobe, Inc.* 5,500 1,513,600

Aggressive Investors 1 Fund
Schedule of Investments (Unaudited)
(continued)
2
Showing percentage of net assets as of September 30, 2022
Quarterly Report | September 30, 2022 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Information Technology (continued)
Advanced Micro Devices,
Inc.* 20,900 $ 1,324,224
Apple, Inc. 31,000 4,284,200
Automatic Data
Processing, Inc. 7,000 1,583,330
Cadence Design Systems,
Inc.* 10,000 1,634,300
Check Point Software
Technologies, Ltd.* 13,000 1,456,260
Dolby Laboratories, Inc.,
Class A 20,000 1,303,000
Dropbox, Inc., Class A* 63,800 1,321,936
Fortinet, Inc.* 40,500 1,989,765
Genpact, Ltd. 31,000 1,356,870
HP, Inc. 65,000 1,619,800
Mastercard, Inc., Class A 5,000 1,421,700
Microsoft Corp. 16,300 3,796,270
NetApp, Inc. 21,100 1,305,035
NVIDIA Corp. 18,800 2,282,132
Palo Alto Networks, Inc.* 8,100 1,326,699
Pure Storage, Inc.,
Class A* 53,700 1,469,769
QUALCOMM, Inc. 20,700 2,338,686
33,327,576
Materials - 7.59%
Kinross Gold Corp. 300,000 1,128,000
Mosaic Co. (The) 20,700 1,000,431
Nucor Corp. 16,000 1,711,840
Olin Corp. 34,000 1,457,920
Steel Dynamics, Inc. 24,900 1,766,655
United States Steel
Corp.+ 62,200 1,127,064
West Fraser Timber Co.,
Ltd. 24,400 1,768,756
9,960,666
Real Estate - 0.98%
SBA Communications
Corp. 4,500 1,280,925
TOTAL COMMON STOCKS - 99.92% 131,077,097
(Cost $141,125,259)
^
Rate^
B
Shares
B
Value
.
Money Market Fund - 0.00%
Fidelity Investments Money
Market Government
Portfolio Class I 2.74% 793
$ 793
TOTAL MONEY MARKET FUND - 0.00% 793
(Cost $793)
.
Investments Purchased With Cash Proceeds
From Securities Lending - 0.36%
Dreyfus Institutional
Preferred Government
Plus Money Market
Fund** 3.02% 468,345
468,345
TOTAL INVESTMENTS PURCHASED WITH
CASH PROCEEDS FROM SECURITIES
LENDING - 0.36% 468,345
(Cost $468,345)
TOTAL INVESTMENTS
-
100.28%
$ 131,546,235
(Cost $141,594,397)
Liabilities in Excess of Other Assets - (0.28%) (362,936)
NET ASSETS - 100.00% $ 131,183,299
* Non-income producing security.
** This security represents the investment of the cash collateral received in connection with securities out on loan as of
September 30, 2022.
^ Rate disclosed as of September 30, 2022.
+ This security or a portion of the security is out on loan as of
September 30, 2022. Total loaned securities had a value of
$4,552,098 as of September 30, 2022.
PLC - Public Limited Company

Aggressive Investors 1 Fund
Schedule of Investments (Unaudited)
(continued)
3
bridgewayfunds.com
Summary of inputs used to value the Fund’s investments as of 9/30/2022 :
Valuation Inputs
Investment in Securities (Value)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common
Stocks (a) $ 131,077,097 $ – $ – $ 131,077,097
Money Market
Fund 793 – – 793
Investments
Purchased
With Cash
Proceeds
From
Securities
Lending 468,345 – – 468,345
TOTAL
$131,546,235 $– $– $131,546,235
(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.